5. Major Events during the six months ended February 28, 2021	6 Months Ended
Feb. 28, 2021
Major Events During Six Months Ended February 28 2021
Major Events during the six months ended February 28, 2021

Note 5 – Major Events During the six months ended on February 28, 2021

On January 27, 2021, the Company filed an S-1 with the SEC registering the shares of an institutional investor on a convertible Note of $2,500,000.

On February 16, 2021, the Company publicly announced its findings for its RCC-33 Anti-Cancer treatment on mice, which conclusively demonstrated a 33% lower tumor volume, (p ≤ 0.016), as noted in the Company’s press release of that date.

On February 18, 2021, the Company sold its 900,000 shares of Wize Pharma Inc. in a private sale, netting proceeds of $645,968.

The company incurred a capital gain of $195,968 from Wize Pharma Inc realization.